COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Sep. 30, 2012
The future minimum lease payments
Year ending December 31, 2012	$ 7,800
2013	45,600
2014	45,600
2015	115,200
Total future miimum lease payments	$ 114,200